UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: May 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 65.4%

CONSUMER DISCRETIONARY — 15.4%
70,000	DIRECTV, Class A (a)	2,638,300
109,300	G-III Apparel Group Ltd. (a)	3,133,631
25,000	Jarden Corp.	727,750
163,100	Life Time Fitness, Inc. (a)	6,052,641
162,017	Mattel, Inc.	3,509,288
98,300	Tempur-Pedic International, Inc. (a)	3,263,560
231,115	Urban Outfitters, Inc. (a)(b)	8,389,475
156,000	Valassis Communications, Inc. (a)	5,697,120
180,400	Viacom, Inc., Class B (a)	6,063,244

		39,475,009

CONSUMER STAPLES — 0.7%
50,000	American Italian Pasta Co., Class A (a)	1,945,500

ENERGY — 6.0%
673,248	Abraxas Petroleum Corp.(a)	1,763,910
90,301	Concho Resources, Inc. (a)	4,700,167
916,600	Crosstex Energy LP (a)	8,854,356

		15,318,433

FINANCIAL — 12.3%
141,740	Delta Lloyd (a)	2,595,586
241,200	DuPont Fabros Technology, Inc. REIT	6,160,248
248,400	Hospitality Properties Trust REIT	5,589,000
1,281,973	KKR & Co., (Guernsey) LP	12,845,369
222,200	Pacific Capital Bancorp(a)	359,964
94,623	SunTrust Banks, Inc.	2,550,090
57,900	U.S. Bancorp	1,387,284

		31,487,541

HEALTHCARE — 1.9%
318,200	Health Management Associates, Inc., Class A (a)	2,959,260
27,800	McKesson Corp.	1,946,000

		4,905,260

INDUSTRIALS — 4.8%
55,000	Alaska Air Group, Inc. (a)	2,568,500
99,867	Baldor Electric Co.	3,588,221
35,400	CSX Corp.	1,849,650
295,700	Macquarie Infrastructure Co., LLC (a)	4,269,908

		12,276,279

INFORMATION TECHNOLOGY — 18.2%
71,060	Apple, Inc. (a)(b)	18,273,790
97,569	Aruba Networks, Inc. (a)	1,307,425
148,239	Cognizant Technology Solutions Corp., Class A (a)	7,417,880
100,964	DG FastChannel, Inc. (a)	4,287,941
65,896	Equinix, Inc. (a)	6,063,091
150,786	Rovi Corp. (a)	5,630,349
126,400	Skyworks Solutions, Inc. (a)	2,013,552
70,000	SuccessFactors, Inc. (a)	1,558,200

		46,552,228

MATERIALS — 0.7%
36,957	Market Vectors Gold Miners, ETF	1,842,676

TELECOMMUNICATION SERVICES — 5.4%
333,200	ICO Global Communications Holdings, Ltd. (a)	513,128
229,544	SBA Communications Corp., Class A (a)	7,581,838
291,725	Syniverse Holdings, Inc. (a)(b)	5,773,238

		13,868,204

	Total Common Stocks (Cost $169,456,337)	167,671,130

Total Investments — 65.4% (Cost of $169,456,337) (c)		167,671,130

$41,007,483 in cash was segregated or on deposit with the brokers to cover investments sold short as of May 31, 2010 and is included in “Other Assets & Liabilities, Net”:

Short Sales — (33.8)%

CONSUMER DISCRETIONARY — (4.6)%
30,000	Big Lots, Inc. (d)	(1,059,900)
80,000	Brunswick Corp.	(1,397,600)
131,300	CBS Corp., Class B	(1,911,728)
70,400	Consumer Discretionary Select Sector SPDR Fund, ETF	(2,276,032)
50,000	Dollar General Corp. (d)	(1,511,500)
14,601	Polo Ralph Lauren Corp.	(1,268,243)
57,424	SPDR S&P Retail, ETF	(2,333,711)

		(11,758,714)

CONSUMER STAPLES — (0.5)%
50,000	Green Mountain Coffee Roasters, Inc. (d)	(1,182,500)

ENERGY — (3.9)%
21,636	Continental Resources, Inc. (d)	(1,020,137)
50,600	Copano Energy LLC	(1,241,218)
42,959	Energy Select Sector SPDR Fund, ETF	(2,278,975)
25,000	Enterprise Products Partners LP	(840,000)
43,600	MarkWest Energy Partners LP	(1,276,172)
57,100	Regency Energy Partners LP	(1,313,300)
49,800	Targa Resources Partners LP	(1,127,970)
45,000	Western Gas Partners LP	(1,003,050)

		(10,100,822)

FINANCIAL — (6.0)%
104,700	American Campus Communities, Inc.	(2,802,819)
648,600	Blackstone Group LP	(6,907,590)
16,500	Boston Properties, Inc.	(1,265,220)
33,200	Digital Reality Trust, Inc., REIT	(1,889,412)
19,100	Federal Realty Investment Trust REIT	(1,407,670)
66,866	Financial Select Sector SPDR Fund, ETF	(981,593)

		(15,254,304)

See accompanying Notes to Investment Portfolio.

1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

INDUSTRIALS — (3.4)%
44,508	ABM Industries, Inc.	(955,587)
30,000	Acuity Brands, Inc.	(1,233,900)
40,000	Aegean Marine Petroleum Network, Inc.	(921,600)
24,500	Bucyrus International, Inc.	(1,312,220)
42,300	Lindsay Corp.	(1,445,391)
34,604	Valmont Industries, Inc.	(2,741,329)

		(8,610,027)

INFORMATION TECHNOLOGY — (8.5)%
47,400	Adobe Systems, Inc. (d)	(1,520,592)
35,000	Autodesk, Inc. (d)	(1,024,100)
76,200	DealerTrack Holdings, Inc. (d)	(1,221,486)
39,800	Infosys Technologies, Ltd., SP ADR	(2,289,694)
108,000	Intersil Corp., Class A	(1,437,480)
50,000	Kenexa Corp. (d)	(711,500)
45,800	Logitech International SA (d)	(649,902)
90,500	National Semiconductor Corp.	(1,271,525)
324,300	PMC-Sierra, Inc. (d)	(2,626,830)
48,872	Powershares QQQ, ETF	(2,229,541)
15,000	Research In Motion Ltd.	(910,350)
83,972	Semiconductor HOLDRs Trust, ETF	(2,302,512)
63,549	Synopsys, Inc. (d)	(1,361,220)
105,186	Technology Select Sector SPDR Fund, ETF	(2,276,225)

		(21,832,957)

MATERIALS — (0.4)%
25,000	Scotts Miracle-Gro Co., Class A	(1,110,750)

OTHER — (5.7)%
119,236	iShares Russell 2000 Index Fund, ETF	(7,899,385)
26,430	iShares Russell Midcap Index Fund, ETF	(2,269,544)
15,648	Midcap Select SPDR Funds, ETF	(2,170,221)
20,900	SPDR S&P 500 Trust, ETF	(2,287,296)

		(14,626,446)

TELECOMMUNICATION SERVICES — (0.8)%
20,000	American Tower Corp., Class A (d)	(810,600)
65,000	iShares Dow Jones US Telecommunications Sector Index Fund, ETF	(1,274,000)

		(2,084,600)

Total Investments sold short (Proceeds $88,444,315)		(86,561,120)

Other Assets & Liabilities, Net — 68.4%		175,238,054

Net Assets — 100.0%		256,348,064

Contracts		Value ($)
Written Put Options — 0.3%

INFORMATION TECHNOLOGY — 0.3%

130	Apple, Inc., Strike Price $310.00, Expiration 06/19/10	676,000

	Total Written Put Options (Proceeds $711,542)	676,000

(a)	Non-income producing security.

(b)	All or part of this security is pledged as collateral for short sales.

(c)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$4,493,731
Gross unrealized depreciation	(6,278,938)

Net unrealized appreciation	$(1,785,207)

(d)	No dividend payable on security sold short.

(e)	Transactions in written and purchased options for the nine months ended May 31, 2010 were as follows:

	Number of
	Contracts	Premium

Outstanding, August 31, 2009	—	$—
Call Options Purchased	10,059	492,456
Put Options Purchased	5,296	488,008
Call Options Written	492	33,059
Put Options Written	1,030	905,218
Call Options Expired	(434)	(28,187)
Put Options Expired	(5,447)	(615,141)
Call Options Exercised	(58)	(4,872)
Put Options Exercised	—	—
Call Options Closed	(10,059)	(492,456)
Put Options Closed	(749)	(66,543)

Outstanding, May 31, 2010	130	$711,542

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
HOLDRs	Holding Company Depositary Receipts
LP	Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
See accompanying Notes to Investment Portfolio.

2

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2010	Highland Long/Short Healthcare Fund (formerly, Highland Healthcare Fund)

Shares		Value ($)
Common Stocks — 92.5%

HEALTHCARE — 92.5%

Biotechnology — 20.0%
5,000	Acorda Therapeutics, Inc. (a)	171,900
6,000	Amylin Pharmaceuticals, Inc. (a)	99,120
5,500	Celgene Corp. (a)	290,180
4,500	Dendreon Corp. (a)	195,300
4,500	Gilead Sciences, Inc. (a)	161,640
6,000	Human Genome Sciences, Inc. (a)	148,560
8,000	Myriad Pharmaceuticals, Inc. (a)	32,160
3,400	United Therapeutics Corp. (a)	174,148
5,000	Vertex Pharmaceuticals, Inc. (a)	172,950
25,000	ZIOPHARM Oncology, Inc. (a)	126,250

		1,572,208

Healthcare Equipment — 35.8%
8,000	ArthroCare Corp. (a)	235,280
4,600	Edwards Lifesciences Corp. (a)	232,438
8,000	ev3, Inc. (a)	151,360
1,068,076	Genesys Ventures IA, L.P. (a)(b)(c)	1,869,133
1,450	Healthspring, Inc. (a)	25,187
500	Intuitive Surgical, Inc. (a)	161,385
4,460	UnitedHealth Group, Inc.	129,652

		2,804,435

Healthcare Facilities — 7.1%
15,000	Health Management Associates, Inc., Class A (a)	139,500
18,000	Sun Healthcare Group, Inc. (a)	163,980
5,900	Universal Health Services, Inc., Class B	250,042

		553,522

Healthcare Services — 7.4%
12,100	Alliance HealthCare Services, Inc. (a)	67,276
4,200	Amedisys, Inc. (a)	208,824
4,000	Catalyst Health Solutions, Inc. (a)	153,160
5,000	LHC Group, Inc. (a)	154,000

		583,260

Healthcare Technology — 1.7%
1,600	Cerner Corp. (a)	133,936

Life Sciences Tools & Services — 1.0%
1,007	Dionex Corp. (a)	79,301

Managed Healthcare — 5.2%
6,000	AMERIGROUP Corp. (a)	215,520
7,000	Molina Healthcare, Inc. (a)	192,640

		408,160

Pharmaceuticals — 14.3%
5,000	Abbott Laboratories	237,800
4,700	Amgen, Inc. (a)	243,366
9,777	Forest Laboratories, Inc. (a)	253,029
12,000	Nektar Therapeutics (a)	146,760
9,500	Pfizer, Inc.	144,685
4,000	Warner Chilcott PLC, Class A (a)	92,480

		1,118,120

	Total Common Stocks (Cost $6,554,247)	7,252,942

Contracts
Purchased Call Options — 0.1%

HEALTHCARE — 0.1%
40	Affymax, Inc., Strike Price $22.50, Expiration 06/19/10	12,400

	Total Purchased Call Options (Cost $15,641)	12,400

Total Investments - 92.6% (Cost of $6,569,888) (e)		7,265,342

Shares
$815,000 in cash was segregated or on deposit with the brokers to cover instruments sold short as of May 31, 2010 and is included in “Other Assets & Liabillities, Net”:

Short Sales — (28.9)%

FINANCIAL — (1.7)%
10,000	eHealth, Inc. (d)	(132,400)

HEALTHCARE — 25.5%

Healthcare Equipment — (8.0)%
7,000	Invacare Corp.	(167,230)
3,750	Medtronic, Inc.	(146,925)
12,000	MELA Sciences, Inc. (d)	(90,480)
3,500	ResMed, Inc. (d)	(220,115)

		(624,750)

Healthcare Services — (5.1)%
10,000	CardioNet, Inc. (d)	(77,200)
3,500	Lincare Holdings, Inc. (d)	(163,870)
3,000	Quest Diagnostics, Inc.	(158,250)

		(399,320)

Healthcare Supplies — (3.5)%
7,000	West Pharmaceutical Services, Inc.	(275,450)

Life Sciences Tools & Services — (4.3)%
2,000	Mettler-Toledo International, Inc. (d)	(229,060)
4,000	Pharmaceutical Product Development, Inc.	(107,360)

		(336,420)

See accompanying Notes to Investment Portfolio.

1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Long/Short Healthcare Fund (formerly, Highland Healthcare Fund)

Shares		Value ($)
Managed Healthcare — (1.7)%
4,000	CIGNA Corp.	(133,880)

Pharmaceuticals — (2.9)%
7,000	Eisai Co., Ltd.	(229,382)

Materials — (1.7)%
2,500	Sigma-Aldrich Corp.	(133,200)

	Total Investments sold short
	(Proceeds $2,312,941)	(2,264,802)

Other Assets & Liabilities, Net — 36.3%		2,842,834

Net Assets — 100.0%		7,843,374

(a)	Non-income producing security.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,869,133, or 23.8% of net assets, were valued under fair value procedures as of May 31, 2010.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $1,869,133, or 23.8% of net assets, were affiliated with the Fund as of May 31, 2010.

(d)	No dividend payable on security sold short.

(e)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$875,632
Gross unrealized depreciation	(180,178)

Net unrealized appreciation	$695,454

SP ADR      Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

2

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2010	Highland All Cap Equity Value Fund

Shares		Value ($)
Common Stocks — 93.8%

CONSUMER DISCRETIONARY — 16.8%
4,700	J.C. Penney Co., Inc.	129,203
40,500	KB HOME	586,440
22,000	Meritage Homes Corp. (a)	470,360
69,200	Office Depot, Inc. (a)	401,360
32,500	Ryland Group, Inc.	604,500

		2,191,863

CONSUMER STAPLES — 0.7%
8,600	Dean Foods Co. (a)	91,590

ENERGY — 10.6%
26,400	Arch Coal, Inc.	568,920
1,200	BP PLC, SP ADR	51,540
4,700	ConocoPhillips	243,742
13,300	Peabody Energy Corp.	518,168

		1,382,370

FINANCIAL — 41.1%
14,200	Avatar Holdings, Inc. (a)	295,218
31,400	Bank of America Corp.	494,236
160,800	Citigroup, Inc. (a)	636,768
59,200	Citizens Republic Bancorp, Inc. (a)	65,120
18,500	First Defiance Financial Corp.	200,355
14,500	First Merchants Corp.	125,135
20,100	First Place Financial Corp.	95,877
12,800	JPMorgan Chase & Co.	506,624
31,500	MainSource Financial Group, Inc.	261,765
79,300	Marshall & Ilsley Corp.	646,295
63,800	MGIC Investment Corp. (a)	597,168
56,500	PMI Group, Inc. (a)	264,985
42,500	Regions Financial Corp.	324,275
14,700	SunTrust Banks, Inc.	396,165
19,200	Zions Bancorporation	459,840

		5,369,826

INDUSTRIALS — 5.1%
9,100	Commercial Vehicle Group, Inc. (a)	108,290
80,600	GenCorp, Inc. (a)	419,120
1,200	Navistar International Corp. (a)	65,016
5,800	Tecumseh Products Co., Class A (a)	75,806

		668,232

INFORMATION TECHNOLOGY — 9.2%
46,700	ActivIdentity Corp. (a)	106,943
39,400	Alcatel-Lucent, SP ADR (a)	101,258
52,600	Axcelis Technologies, Inc. (a)	104,148
23,300	Dell, Inc. (a)	310,589
55,300	Motorola, Inc. (a)	378,805
20,000	Verigy Ltd. (a)	203,200

		1,204,943

TELECOMMUNICATION SERVICES — 3.7%
95,800	Sprint Nextel Corp. (a)	491,454

UTILITY — 6.6%
13,300	Mirant Corp. (a)	165,186
157,800	RRI Energy, Inc. (a)	697,476

		862,662

	Total Common Stocks (Cost $13,385,594)	12,262,940

Corporate Notes and Bonds — 0.9%

FINANCIAL — 0.9%
350,000	Motors Liquidation Co. 07/15/23 (b)	111,125

	Total Corporate Notes and Bonds (Cost $124,250)	111,125

Warrants — 2.8%

FINANCIAL — 2.8%
104,400	Bank of America Corp., Expiration 10/28/18 (a)	367,488

	Total Warrants (Cost $431,937)	367,488

Total Investments — 97.5% (Cost of $13,941,781) (c)		12,741,553

Other Assets & Liabilities, Net — 2.5%		327,232

Net Assets — 100.0%		13,068,785

(a)	Non-income producing security.

(b)	The issuer is in default of it’s payment obligation. Income is not being accrued.

(c)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$279,244
Gross unrealized depreciation	(1,479,472)

Net unrealized depreciation	$(1,200,228)

SP ADR      Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

1

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of May 31, 2010

Valuation of Investments:
In computing the Highland Long/Short Equity Fund, the Highland Long/Short Healthcare Fund (formerly, Highland Healthcare Fund) and the Highland All Cap Equity Fund ( the “Funds’”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service.
Securities for which marekt quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors resonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.
Fair Value Measurements - The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of May 31, 2010

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of May 31, 2010 is as follows:

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	05/31/2010	Prices	Observable Input	Inputs
Long/Short Equity Fund
Investments in Securities*	$167,671,130	$167,671,130	$—	$—

Total Investments in Securities	$167,671,130	$167,671,130	$—	$—

Written Options	$(676,000)	$(676,000)	$—	$—

Total Written Options	$(676,000)	$(676,000)	$—	$—

Short Sales*	$(86,561,120)	$(86,561,120)	$—	$—

Total Short Sales	$(86,561,120)	$(86,561,120)	$—	$—

Long/Short Healthcare Fund
Common Stocks
Biotechnology	$1,572,208	$1,572,208	$—	$—
Healthcare Equipment	$780,463	$780,463	$—	$—
Healthcare Facilities	$553,522	$553,522	$—	$—
Healthcare Services	$583,260	$583,260	$—	$—
Healthcare Technology	$133,936	$133,936	$—	$—
Life Sciences Tools & Services	$79,301	$79,301	$—	$—
Managed Healthcare	$408,160	$408,160	$—	$—
Medical Equipment	$2,023,972	$154,839	$—	$1,869,133
Pharmaceuticals	$1,118,120	$1,118,120	$—	$—

Purchased Options	$12,400	$12,400	$—	$—

Total Investments in Securities	$7,265,342	$7,265,342	$—	$1,869,133

Short Sales*	$(2,264,802)	$(2,264,802)	$—	$—

Total Short Sales	$(2,264,802)	$(2,264,802)	$—	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of May 31, 2010

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	05/31/10	Prices	Observable Input	Inputs
All Cap Equity Fund
Common Stocks*	$12,262,940	$12,262,940	$—	$—

Corporate Debt	$111,125	$111,125	$—	$—

Warrants	$367,488	$367,488	$—	$—

Total Investments in Securities	$12,741,553	$12,741,553	$—	$—

*	Please refer to the Investment Portfolio for industry breakout
The table below sets forth a summary of changes in the Highland Long/Short Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended May 31, 2010. The Long/Short Equity Fund and the All Cap Equity Fund had no Level 3 assets as of August 31, 2009 or May 31, 2010.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2009	$1,367,137
Net change in amortization/(accretion) of premium/(discount)	—
Net change in realized gains/(losses)	—
Net change in FX gains/(losses)	—
Net change in unrealized gains/(losses)	801,057
Net purchases and sales	—
Balance as of May 31, 2010	$2,168,194
$801,057 of net unrealized gains presented in the table above relate to investments that are still held as a Level 3 security at May 31, 2010.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.
Affiliated Issuers:
Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of it’s voting stock. The Long/Short Healthcare Fund held at least five percent of the outstanding voting stock of the following company during the period ended May 31, 2010:

	Shares at	Market Value	Market Value
Issuer	May 31, 2010	August 31, 2009	May 31, 2010
Genysys Ventures IA, L.P.	1,068,076	$1,367,137	$1,869,133

	1,068,076	$1,367,137	$1,869,133

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date                         7/27/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date                         7/27/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date                         7/27/10

*	Print the name and title of each signing officer under his or her signature.